Segmental analysis - Notable items (Details) - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2026		Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025
Revenue
Disposals, wind-downs, acquisitions and related costs		$ (426)			$ (139)
Operating expenses
Disposals, wind-downs, acquisitions and related costs		(129)			(227)
Expense of restructuring activities		(318)			(616)
Impairment losses of interest in BoCom associate	[1],[2]	0			(1,000)
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation		174	[3]	$ (16)	224
Gain/(loss) recognised on assets held for sale	[4]	(433)			(34)
– other reserves reclassified to income statement on disposal or dilution of a foreign operation				$ 58	(56)
UK Life Insurance Business
Operating expenses
– foreign exchange losses reclassified to the income statement on disposal or dilution of a foreign operation		200
Gain/(loss) recognised on assets held for sale		(200)
HSBC Bank Malta p.l.c.
Operating expenses
Gain/(loss) recognised on assets held for sale		(300)
HSBC Argentina Holdings S.A.
Operating expenses
– other reserves reclassified to income statement on disposal or dilution of a foreign operation					(100)
Bank of Communications Co., Limited
Revenue
Dilution loss of interest in BoCom associate		0			(1,136)
Operating expenses
Impairment losses of interest in BoCom associate		0			(1,000)
Impairment loss recognised in profit or loss		$ 0			$ 1,000	$ 1,000

[1]	The amount in 1H25 ‘Other operating (expense)/income’ includes a loss of $1.1bn inclusive of reserves recycling as a result of the dilution of our shareholding in BoCom. In the same period we also recognised a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom in ‘Impairment of interest in associate’.

[2]	Amount in 1H25 includes a $1.0bn impairment loss following an impairment test on the carrying value of the Group’s investment in BoCom.
[3]	Amount in 1H26 includes the recycling of a $0.2bn foreign currency translation reserves loss following completion of the sale of our UK life insurance business, HSBC Life (UK) Limited.
[4]	Amounts in 1H26 include $0.2bn from the recycling of foreign currency translation reserve losses arising on completion of the sale of our UK life insurance business, HSBC Life (UK) Limited, and $0.3bn of disposal losses recognised upon the ‘held for sale‘ classification of HSBC Continental Europe’s shareholding in
HSBC Bank Malta p.l.c.